Financial Instruments, Guarantees with Off-Balance-Sheet Risk and Other Guarantees (Details) $ in Millions		3 Months Ended
		Mar. 31, 2015 USD ($)	Mar. 31, 2014 USD ($)	Dec. 31, 2014 USD ($)
Guarantee Obligations [Line Items]
Financial instruments with off-balance sheet risk		$ 2,682.7
Amount in bank guarantees, letters of credit and surety bonds related to collateral for road maintenance, performance guarantees and other operations		272.4
Financial Instruments, Guarantees with Off-Balance-Sheet Risk and Other Guarantees (Textuals) [Abstract]
Letter of credit arrangement for workers compensation		32.8
Collateral for letter of credit related to workers compensation		46.9
Maximum capacity of the securitization program		275.0
Amount available under the securitization program		34.1
Total consideration received by Company related to accounts receivable sold under securitization program		1,016.7
Cash up front from sale of receivables		698.1
Additional cash upon collection of underlying receivables		147.8
Non-collected receivables		170.9
Reduction in accounts receivable as a result of securitization activity		45.0		$ 30.0
Expense associated with securitization transactions		0.4	$ 0.4
Credit support to Patriot		121.5
Credit support to Patriot ending in 2018		85.0
Credit support in the form of surety bonds related to Patriots Coal Act obligations		35.3
Potential exposure from Patriot bankruptcy		150.0
DTA and PBGC
Guarantee Obligations [Line Items]
Letters of credit outstanding, amount		$ 79.7
Dominion Terminal Associates Partnership
Financial Instruments, Guarantees with Off-Balance-Sheet Risk and Other Guarantees (Textuals) [Abstract]
Ownership Percentage in DTA		37.50%
DTA lease term		30
Number of letters of credit supporting reimbursement obligation		4
Maximum reimbursement obligation to commercial bank related to Dominion Terminals Associates		$ 42.7
Pension Plans Agreement With PBGC and TXU Europe
Financial Instruments, Guarantees with Off-Balance-Sheet Risk and Other Guarantees (Textuals) [Abstract]
Defined benefit pension plans requiring special contributions		2
Letter of credit maintained by the Company in favor of the PBGC		$ 37.0
Guarantee in place from TXU Europe Limited		110.0
Reclamation Obligations
Guarantee Obligations [Line Items]
Financial instruments with off-balance sheet risk		2,090.5
Lease Obligations
Guarantee Obligations [Line Items]
Financial instruments with off-balance sheet risk		104.4
Workers' Compensation Obligations
Guarantee Obligations [Line Items]
Financial instruments with off-balance sheet risk		135.7
Other
Guarantee Obligations [Line Items]
Financial instruments with off-balance sheet risk	[1]	352.1
Surety bond
Financial Instruments, Guarantees with Off-Balance-Sheet Risk and Other Guarantees (Textuals) [Abstract]
Credit support to Patriot		81.0
Corporate guarantees
Financial Instruments, Guarantees with Off-Balance-Sheet Risk and Other Guarantees (Textuals) [Abstract]
Credit support to Patriot		18.1
Self bonding
Guarantee Obligations [Line Items]
Financial instruments with off-balance sheet risk		1,382.9
Self bonding | Reclamation Obligations
Guarantee Obligations [Line Items]
Financial instruments with off-balance sheet risk		1,382.9
Self bonding | Lease Obligations
Guarantee Obligations [Line Items]
Financial instruments with off-balance sheet risk		0.0
Self bonding | Workers' Compensation Obligations
Guarantee Obligations [Line Items]
Financial instruments with off-balance sheet risk		0.0
Self bonding | Other
Guarantee Obligations [Line Items]
Financial instruments with off-balance sheet risk	[1]	0.0
Surety bonds
Guarantee Obligations [Line Items]
Financial instruments with off-balance sheet risk		530.5
Surety bonds | Reclamation Obligations
Guarantee Obligations [Line Items]
Financial instruments with off-balance sheet risk		322.8
Surety bonds | Lease Obligations
Guarantee Obligations [Line Items]
Financial instruments with off-balance sheet risk		104.4
Surety bonds | Workers' Compensation Obligations
Guarantee Obligations [Line Items]
Financial instruments with off-balance sheet risk		91.9
Surety bonds | Other
Guarantee Obligations [Line Items]
Financial instruments with off-balance sheet risk	[1]	11.4
Bank guarantees
Guarantee Obligations [Line Items]
Financial instruments with off-balance sheet risk		480.1
Bank guarantees | Reclamation Obligations
Guarantee Obligations [Line Items]
Financial instruments with off-balance sheet risk		367.2
Bank guarantees | Lease Obligations
Guarantee Obligations [Line Items]
Financial instruments with off-balance sheet risk		0.0
Bank guarantees | Workers' Compensation Obligations
Guarantee Obligations [Line Items]
Financial instruments with off-balance sheet risk		0.0
Bank guarantees | Other
Guarantee Obligations [Line Items]
Financial instruments with off-balance sheet risk	[1]	112.9
Letters of credit
Guarantee Obligations [Line Items]
Financial instruments with off-balance sheet risk		289.2
Financial Instruments, Guarantees with Off-Balance-Sheet Risk and Other Guarantees (Textuals) [Abstract]
Credit support to Patriot		22.4
Letters of credit | Reclamation Obligations
Guarantee Obligations [Line Items]
Financial instruments with off-balance sheet risk		17.6
Letters of credit | Lease Obligations
Guarantee Obligations [Line Items]
Financial instruments with off-balance sheet risk		0.0
Letters of credit | Workers' Compensation Obligations
Guarantee Obligations [Line Items]
Financial instruments with off-balance sheet risk		43.8
Letters of credit | Other
Guarantee Obligations [Line Items]
Financial instruments with off-balance sheet risk	[1]	227.8
Performance guarantee for third-party coal producer
Financial Instruments, Guarantees with Off-Balance-Sheet Risk and Other Guarantees (Textuals) [Abstract]
Carrying amount of guarantee liability for reclamation and bonding commitments		$ (44.7)		$ (44.7)

[1]	Other includes the $79.7 million in letters of credit related to Dominion Terminal Associates and TXU Europe Limited described below and an additional $272.4 million in bank guarantees, letters of credit and surety bonds related to collateral for road maintenance, performance guarantees and other operations.